Average Annual Total Returns{- Franklin Large Cap Growth VIP Fund} - FTVIP Class 1-59 - Franklin Large Cap Growth VIP Fund	Class 1 Return Before Taxes Past 1 year	Class 1 Return Before Taxes Past 5 years	Class 1 Return Before Taxes Past 10 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	34.98%	12.29%	12.44%	31.49%	11.70%	13.56%